Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restricted Stock Share Activity with Employees

Restricted share activity with employees and directors was as follows:

	Number of Shares	Fair Value
Balance at December 31, 2011	1,177,995	$21.48
Awards granted	52,915	24.36
Awards earned	(810,145)	32.41
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(420,765)	16.99

Balance at June 30, 2012	—	$—

(1)	Represents weighted average fair value. Liability awards are remeasured to fair value at each reporting date and upon vesting, while equity awards are presented at grant date fair value.

The following table summarizes restricted shares activity during the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	1,177,995	$22.01
Awards granted	52,915	24.36
Awards earned	(810,145)	24.30
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(420,765)	16.99

Balance at December 31, 2012	—	$—

(1)	Represents the weighted-average grant-date fair value.

Activity for Company's Options

During the six months ended June 30, 2013, the Company granted options to employees to purchase Class A Shares, which have graded vesting provisions over a three year period. Options activity was as follows:

	Number of Options	Price (1)	Contractual Life Years (1)	Intrinsic Value(2)
Balance at December 31, 2012	612,439	$24.81
Options issued	1,553,110	19.10
Options exercised	(50,000)	22.00
Options expired	(32,822)	25.65
Options forfeited	(18,204)	20.40

Outstanding at June 30, 2013	2,064,523	$20.61	9.46	$2

Outstanding and expected to vest at June 30, 2013	1,801,008	$20.20	9.53	$2

Exercisable at June 30, 2013	165,012	$25.14	8.86	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at June 30, 2013 and the options’ exercise price. The intrinsic value for shares exercised is based on the market value on the date of exercise.

During the six months ended June 30, 2012, the Company granted options to employees to purchase Class A Shares, which have graded vesting provisions over a three year period. Options activity was as follows:

	Number of Options	Price (1)	Contractual Life Years (1)	Intrinsic Value(2)
Balance at December 31, 2011	—	$—
Options converted to Tronox Limited in connection with the Transaction	517,330	24.56
Options issued	135,895	25.90

Outstanding at June 30, 2012	653,225	$24.84	9.68	$1

Outstanding and expected to vest at June 30, 2012	618,095	$24.86	9.68	$1

Exercisable at June 30, 2012	7,440	$24.60	9.52	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.

(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock at June 30, 2012 and the options’ exercise price.

The following table presents a summary of activity for the Tronox Incorporated options for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	345,000	$22.00	9.95	$0.7
Options issued	172,330	29.69	9.87	—
Options converted to Tronox Limited in connection with the Transaction	(517,330)	24.56	9.59	0.7

Outstanding at December 31, 2012	—	$—	—	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at December 31, 2012 and the options’ exercise price.

Assumptions Used in Calculating Options Granted

The Company ran the Black-Scholes option-pricing model using the following assumptions:

	February 25, 2013	March 11, 2013
Number of options granted	1,544,872	8,238
Fair market value and exercise price (1)	$19.09	$21.49
Risk-free interest rate (2)	1.04%	1.19%
Expected dividend yield	5.24%	4.65%
Expected volatility	56%	56%
Maturity (years)	10	10
Expected term (years)	6	6
Per-unit fair value of options granted	$6.28	$7.48

(1)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(2)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

June 26, 2012
Number of options granted	135,895
Fair market value and exercise price (1)	$25.90
Risk-free interest rate (2)	0.97%
Expected dividend yield	3.86%
Expected volatility	55%
Maturity (years)	10
Expected term (years)	6
Per-unit fair value of options granted	$9.43

(1)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(2)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

	January 2, 2012	June 6, 2012
Number of options granted	22,330	150,000
Fair market value and exercise price (1)	$24.60	$30.45
Risk-free interest rate (2)	1.97%	0.94%
Expected dividend yield	0.0%	0.0%
Expected volatility	49%	55%
Expected term (years)	10	10
Per-unit fair value of options granted	$14.78	$15.64

(3)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(4)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

2012
Risk-free interest rate	1.02%
Expected dividend yield	4.84%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$7.03

2012
Risk-free interest rate	0.87%
Expected dividend yield	5.34%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$6.07

Equity-Settled Share-Based Payment Plan

In accordance with ASC 718, the T-Bucks EPP is classified as an equity-settled shared-based payment plan.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	—
Shares acquired by the Trust	548,234	$25.79

Balance at December 31, 2012	548,234	$25.79

Outstanding awards expected to vest	548,234	$25.79

(1)	Represents the fair value on the date of purchase by the Trust.

Information about Restricted Stock Award Stock and Performance Award and Stock Option Activity

The following table summarizes information about restricted stock award, performance award and option activity for the one month ended January 31, 2011:

	Restricted Stock Awards & Stock Opportunity Grants		Performance Awards	Options
Restricted Shares	Number of Shares	Fair Value(1)	Number Of Units	Number of Options	Price(2)	Contractual Life (Years)(2)	Intrinsic Value(3)
Balance at December 31, 2010	148,053	$4.92	2,689,150	1,152,408	$9.54	5.31	$9.54
Awards vested/cancelled	(148,053)	—	(2,689,150)	(1,152,408)	—	—	—

Balance at January 31, 2011	—	$—	—	—	$—	—	$—

(1)	Represents the weighted average grant date fair value.
(2)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(3)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock and the options’ exercise price.

Restricted Stock [Member]
Restricted Stock Share Activity with Employees

Restricted share activity for the six months ended June 30, 2013 was as follows:

	Number of Shares	Fair Value(1)
Balance at December 31, 2012	761,065	$20.62
Awards granted	780,640	20.96
Awards earned	(68,258)	24.18
Awards forfeited	(15,245)	23.86

Balance at June 30, 2013	1,458,202	$20.60

Outstanding awards expected to vest	1,422,910	$20.57

(1)	Represents the weighted-average grant-date fair value.

Restricted share activity for the six months ended June 30, 2012 was as follows:

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	—
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction	420,765	16.99
Awards granted	160,835	27.39

Balance at June 30, 2012	581,600	$19.86

Outstanding awards expected to vest	574,716	$19.77

(1)	Represents the weighted-average grant-date fair value.

The following table summarizes restricted share activity for the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	$—
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction	420,765	16.99
Awards granted	376,495	24.97
Awards earned	(24,620)	20.87
Awards forfeited	(11,575)	29.32

Balance at December 31, 2012	761,065	$20.62

Outstanding awards expected to vest	754,162	$20.57

(1)	Represents the weighted-average grant-date fair value.

Stock Option [Member]
Activity for Company's Options

Tronox Incorporated options activity was as follows:

	Number of Options	Price (1)
Balance at December 31, 2011	345,000	$22.00
Options issued	172,330	29.69
Options converted to Tronox Limited in connection with the Transaction	(517,330)	24.56

Outstanding at June 30, 2012	—	$—

(1)	Represents weighted average exercise price.

The following table presents a summary of activity for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	—	$—	—		$—
Options converted to Tronox Limited in connection with the Transaction	517,330	24.56	9.10		—
Options issued	247,904	23.83	9.62		—
Options forfeited	(159,880)	22.55	—		—
Options vested	(76,595)	22.25	—		—

Outstanding at December 31, 2012	528,759	$25.16	9.38	$

Outstanding awards expected to vest	491,416	$25.23	9.40		—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable. The fair value of awards granted in connection with the share split has been affected to reflect the estimated fair value on the date of such share split.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at December 31, 2012 and the options’ exercise price. Options issued in connection with the share split had no effect on the intrinsic value of outstanding options.